LONG-TERM DEBT (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Dec. 31, 2015	Oct. 26, 2012
Debt Instrument [Line Items]
Outstanding amount	[1]	$ 380,213	$ 324,568
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500,000		$ 430,000
Maturity date		Dec. 31, 2020
Deferred financing costs			4,600
Outstanding amount		$ 385,000	$ 330,000

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.